CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($)	Dec. 31, 2021	Dec. 31, 2020
NON-CURRENT ASSETS
Property, plant and equipment	$ 614,047,000	$ 614,665,000
Right-of-use assets	21,014,000	21,402,000
Prepayments and other receivables	148,000	1,060,000
Other financial assets	13,883,000	13,364,000
Deferred income tax asset	14,072,000	18,168,000
TOTAL NON-CURRENT ASSETS	663,164,000	668,659,000
CURRENT ASSETS
Inventories	10,915,000	13,326,000
Trade receivables	70,531,000	46,918,000
Prepayments and other receivables	22,650,000	27,263,000
Derivative financial instrument assets	126,000	1,013,000
Other financial assets	864,000	28,000
Cash and cash equivalents	100,604,000	201,907,000
Assets held for sale	26,887,000	1,152,000
TOTAL CURRENT ASSETS	232,577,000	291,607,000
TOTAL ASSETS	895,741,000	960,266,000
Equity attributable to owners of the Company
Share capital	60,000	61,000
Share premium	169,220,000	179,399,000
Reserves	83,554,000	92,216,000
Accumulated losses	(314,779,000)	(380,866,000)
TOTAL EQUITY	(61,945,000)	(109,190,000)
NON-CURRENT LIABILITIES
Borrowings	656,176,000	766,897,000
Lease liabilities	12,513,000	11,457,000
Provisions and other long-term liabilities	62,848,000	82,370,000
Deferred income tax liability	20,947,000	7,190,000
Trade and other payables	1,540,000	4,886,000
TOTAL NON-CURRENT LIABILITIES	754,024,000	872,800,000
CURRENT LIABILITIES
Borrowings	17,916,000	17,689,000
Lease liabilities	8,231,000	10,890,000
Derivative financial instrument liabilities	20,757,000	15,094,000
Current income tax liabilities	8,801,000	52,775,000
Trade and other payables	127,513,000	100,156,000
Liabilities associated with assets held for sale	20,444,000	52,000
TOTAL CURRENT LIABILITIES	203,662,000	196,656,000
TOTAL LIABILITIES	957,686,000	1,069,456,000
TOTAL EQUITY AND LIABILITIES	$ 895,741,000	$ 960,266,000